Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
4.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks and third party-payment processors, which are unrestricted as to withdrawal or use. Cash and cash equivalents balance as of March 31, 2024 and March 31, 2025 primarily consist of the following currencies:

	As of March 31, 2024		As of March 31, 2025
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	42,977	42,977	25,373	25,373
US$	4,192	29,745	1,851	13,286
Total		72,722		38,659